600 Travis, Suite 4200 Houston, Texas 77002 713.220.4200 Phone 713.220.4285 Fax andrewskurth.com Geoffrey K. Walker 713.220.4757 Phone 713.238.7433 Fax gwalker@andrewskurth.com

January 25, 2007

Mr. H. Christopher Owings

Assistant Director

Securities and Exchange Commission

100 F Street NE, Mail Stop 3561

Washington, D.C. 20549-7010

Re:	Cheniere Energy Partners, L.P.

Registration Statement on Form S-1

Filed December 21, 2006

File No. 333-139572

Dear Mr. Owings:

On behalf of Cheniere Energy Partners, L.P., a Delaware limited partnership (the “Registrant), we enclose the responses of the Registrant to comments received from the staff of the Division of Corporation Finance of the Securities and Exchange Commission by letter dated January 19, 2007, with respect to the Registrant’s Form S-1 (File No. 333-139572). For your convenience, the responses are prefaced by the exact text of the Staff’s corresponding comment.

Please let us know if you have any questions or if we can provide additional information or otherwise be of assistance in expediting the review process.

Sincerely,

/s/ Geoffrey K. Walker
Geoffrey K. Walker

cc:	Don A. Turkleson (Cheniere Energy Partners, L.P.)

Joshua Davidson (Baker Botts L.L.P.)

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

General

1.	Please provide us with any gatefold information such as pictures, graphics or artwork that will be used in the prospectus.

Response:

We supplementally advise the Staff that we have not yet decided whether there will be any gatefold information used in the prospectus. If any such information is used, we will provide it to the Staff for review in a timely manner prior to our requesting that the registration statement become effective.

2.	Please file all required exhibits, such as the underwriting agreement and the legal opinion, in a timely manner so that we may have time to review them before you request that your registration statement become effective.

Response:

We hereby confirm that all exhibits, including the form of underwriting agreement and the legal opinions, will be filed in a timely manner prior to our requesting that the registration statement become effective.

3.	We note a number of blank spaces throughout your registration statement for information that you are not entitled to omit under Rule 430A. Please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.

Response:

We confirm that the preliminary prospectus that will be circulated will include all non-Rule 430A information, including the price range and related information based on a bona fide estimate of the public offering price within that range.

4.	Please note that when you file a pre-effective registration statement containing incomplete pricing-related information, we may have additional comments.

Response:

We understand that our filing a pre-effective registration statement containing incomplete pricing-related information may result in additional comments.

Prospectus Cover Page

5.	Please eliminate the label “joint book-runners” above the named underwriters.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

We have deleted the reference to “Joint Book-Runners” on the cover page of the document in response to this comment.

Presentation of Information, page iv

6.	Please limit your use of defined terms in the prospectus. Please revise to briefly define the term the first time it is used, or revise so that the meaning of the term is clear from its context.

Response:

We have revised the document in response to this comment to define terms the first time that they are used. We have limited our use of defined terms to those that we believe are generally known in the industry or otherwise make the disclosure easier to understand for the reader.

Cautionary Statement Regarding Forward-Looking Statements, page iv

7.	Please move this section and the Presentation of Information to another part of the prospectus. The forepart of the prospectus should be limited to the cover page, summary, and the risk factor section.

Response:

We have revised the document in response to this comment to move the sections titled “Cautionary Statement Regarding Forward-Looking Statements” and “Presentation of Information” to pages 176 and 177.

Summary, page 1

8.	Please note that the summary is merely intended to provide a brief overview of the key aspects of the offering. A portion of your summary appears to repeat information fully discussed later in your document. For example, the discussion of your business strategy on page 2 is identical to your disclosure on page 87 and your discussion of your strengths is identical to your disclosure on page 87. Please revise to eliminate the “Business Strategies” and “Competitive Strengths” sections. See Instruction to Item 503(a) of Regulation S-K.

Response:

We have revised the disclosure on pages 2 and 3 of the document in response to this comment to summarize our business strategies and our competitive strengths. We believe that this significantly abbreviated summary of the disclosure

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

contained in the Business section of the document assists a reader in more easily understanding our business.

The Offering, page 11

9.	Please include a discussion of the incentive distribution rights or advise us why you do not believe a discussion of those rights is material.

Response:

We have revised the document on page 11 in response to this comment to expand the discussion of the incentive distribution rights.

Forecast of Cash Available to Pay Distributions, page 15

10.	We note you disclose $36.7 million of Sabine Pass LNG operating expenses and $9.9 in state and local taxes. We also note the Amendment No. 1 to Form S-4 for Sabine Pass LNG, L.P. discloses $37.2 million in operating expenses and $10.1 in state and local taxes. We refer you to page 3 of the amended Form S-4. Please advise or revise accordingly.

Response:

We supplementally advise the Staff that the difference between the amounts set forth in the registration statement and the Sabine Pass LNG, L.P. S-4 is due to two different performance periods. The registration statement sets forth a forecast of cash available for distribution for the four quarters ending June 30, 2010, whereas the Sabine Pass LNG, L.P. S-4 sets forth an illustrative cash flow summary for fiscal 2010 (i.e., the four quarters ending December 31, 2010).

11.	Please tell us why routine capital expenditures and selling, general and administrative expenses are presented after EBITDA. We note that your partnership agreement defines maintenance capital expenditures to be operating in nature. We refer you to page 61. Please advise or present these amounts before EBITDA in the tables presented on pages 15 and 54, as applicable. Also see Rule 5-03(b)(2) and (4) of Regulation S-X.

Response:

We have presented all of our capital expenditures after EBITDA because those expenditures are capitalized and neither expensed nor included in the EBITDA calculation. The general and administrative expenses of our partnership that are included in the table after EBITDA are expenses forecasted to be incurred by Cheniere Energy Partners, L.P. and not Sabine Pass LNG, L.P.; accordingly, those expenses are not included in the Sabine Pass LNG EBITDA.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Although our partnership agreement includes a definition of operating expenditures that is expansive in scope and includes both operating expenses and maintenance capital expenditures, that definitional phrase used in the partnership agreement is not a GAAP definition and should not alter the presentation of operating expenses of Sabine Pass LNG included in the table, which is prepared in a manner consistent with GAAP by excluding maintenance capital expenditures.

12.	Please revise your disclosures to highlight the following:

•

Operating expenses expected in the first year of operations may be significantly different from later years due to facility aging and other factors. As such, EBITDA in 2010 may not be indicative of periods beyond 2010;

•

EBITDA does not include capital expenditures as well as other non-operating items that require cash expenditures. Over time, these expenditures may be material to your business and have a significant impact on cash available for payment of interest and repayment of debt;

•

If true, that you do not expect that there will be sufficient cash flow to repay outstanding debt upon maturity without additional refinancing. There is a risk that such refinancing will not be available.

Response:

We have revised the document on page 14 in response to this comment to provide the applicable requested disclosures.

Risk Factors, page 18

13.	In general, descriptions of risks that describe circumstances that could apply equally to other businesses that are similarly situated are generic risks that should not be included in your risk factor section. Please either eliminate these generic risks, or revise them to state specific material risks to your company or to the purchasers in this offering. For example, we note that the following risk factors appear to contain generic disclosures:

•	We may experience increased labor costs..., page 32

•	If we do not make acquisitions on economically acceptable terms..., page 34

•	Existing and future U.S. Governmental..., page 35

Please note these are examples only. Review your entire risk factor section and revise as necessary.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

We have revised the document in the “Risk Factors” section in response to this comment either by removing those risk factors that we believe could apply equally to other businesses that are similarly situated to us or by revising them to state more specifically the risks to our business. With respect to the “We may experience increased labor costs…” risk factor, we believe that this is an appropriate risk factor, as we have specifically experienced increased labor costs as a result of the 2005 hurricanes, as described in the risk factor. With respect to the “If we do not make acquisitions…” risk factor, one of our specific business strategies is to grow through acquisitions, and we believe that we need to balance the discussion about our growth strategy with a discussion about the risks that we will face in implementing that strategy.

We will be entirely dependent on Cheniere…, page 33

14.	Please identify the key personnel upon whom you depend.

Response:

We have revised the document on page 33 in response to this comment to add a cross-reference to “Management—Directors and Officers of Our General Partner” and to identify key personnel upon whom we are especially dependent.

You may be required to pay taxes on your share of our taxable income..., page 42

15.	Please more clearly distinguish this risk factor from the risk factor that follows it, “We will make allocations of items of our income...”, or combine the two risk factors.

Response:

We have revised the document on page 42 in response to this comment to combine the two risk factors.

Use of Proceeds, page 45

16.	Please quantify the amounts of the underwriting discount and the structuring fee.

Response:

We have revised the document on page 44 in response to this comment to quantify the amounts of the underwriting discount and the structuring fee.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Capitalization, page 46

17.	The table dated as of September 30, 2006 also includes the $35.2 million non-cash contribution by Cheniere Holdings which occurred in November 2006. Please advise or revise your table accordingly.

Response:

We have revised the document on page 45 in response to this comment by removing the $35.2 million non-cash contribution.

18.	Please exclude the cash and cash equivalents amounts from your capitalization table. To the extent you believe this information is vital to an investor’s understanding of the business you may include a supplemental footnote or reference to another discussion of liquidity and capital resources in your filing.

Response:

We have revised the document on page 45 in response to this comment by removing the cash and cash equivalents amounts from the capitalization table.

Forecast of Cash Available for Distribution, page 55

19.	The spacing between rows is different on this page as compared to page 54. Please revise the spacing of the table to make it consistent with page 54 or place row descriptions on page 55.

Response:

We have revised the document on pages 52 and 53 in response to this comment to make the spacing of the rows consistent. In addition, we have added line item numbers on each page to make the table easier to read.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 71

20.	Please note that Item 303(a)(3)(ii) of Regulation S-K requires, as applicable, a discussion of any known trends, or uncertainties that are reasonably likely to have a material effect on the company’s net sales or revenues, income from continuing operations, profitability, liquidity or capital resources, or that would otherwise cause reported financial information not necessarily to be indicative of future operating results or financial condition. Please revise to discuss any known trends or uncertainties. For additional guidance, please refer to SEC Releases 33-6835, 33-8056, and 33-8350.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

As disclosed in the registration statement, all of the regasification capacity at the Sabine Pass LNG receiving terminal has been reserved, and, assuming construction is completed on time, we will receive payments from the TUA counterparties whether or not they use the reserved capacity. Accordingly, we believe that we have adequately disclosed any known trends or uncertainties that are reasonably likely to have a material effect on us, including:

•	on page 69, the fact that we do not expect to begin receiving any operating revenues until the second quarter of 2008, at the earliest;

•	a new disclosure on page 70 that Cheniere Marketing has a limited operating history, limited capital, no credit rating and an unproven business strategy; and

•	on page 70, a disclosure that delays in construction (which we do not currently anticipate) could prevent us from commencing operations and realizing cash flows when anticipated.

Industry, page 82

21.	We note your references to studies published by Energy Information Agency, Groupe International des Importateurs de Gaz Naturel Liquifie, the BP Statistic Review of World Energy and FERC. Please provide copies of these studies to us, appropriately marked and dated. Also, if you commissioned any of the studies, please identify in your disclosure that you commissioned the study. In that event, you must also file as an exhibit the author’s consent to be named in the registration statement.

Response:

We have supplementally provided in an accompanying Appendix copies of the studies that have been cited in the registration statement. We supplementally advise the Staff that none of the studies was commissioned by us or prepared specifically for our use.

22.	In the first paragraph, you state in reference to information contained in your prospectus but provided by third parties that “the information contained in them has not been independently verified” and “may not be reliable.” Under the federal securities laws, you are responsible for all information contained within your registration statement and you should not include language that suggests otherwise. Please delete this statement.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

We have revised the document on page 81 in response to this comment by deleting the statement that the third-party information has not been independently verified and may not be reliable.

Management, page 123

23.	Please disclose the amount of time each of your general partner’s officers and directors devote to your business.

Response:

We have revised the document on page 122 in response to this comment by specifying that each of our general partner’s officers and directors spent less than a majority of his or her time devoted to our business in 2006.

24.	Please identify the members of the conflicts committee.

Response:

We have revised the document on page 122 in response to this comment by including a statement that Mr. McCain, the sole independent director as of the closing of the offering, will be the only member of each of the conflicts, audit and compensation committees as of that date.

25.	Describe briefly any arrangement pursuant to which the directors have been named as directors. See Item 401(a) of Regulation S-K.

Response:

We supplementally advise the Staff that there are no arrangements pursuant to which the directors have been named as directors.

Executive Compensation, page 126

26.	We note that your general partner has not compensated its officers and directors since inception. Given that almost of all of the officers and directors of your general partner are also officers and directors of Cheniere, it appears that you should include Item 402 compensation information paid by Cheniere.

Response:

We have revised the document on page 125 in response to this comment to clarify that, because we have recently been formed, we have not paid any compensation to the executive officers of our general partner and have no plans to do so in the

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

future. As described in the registration statement, our general partner will pay an affiliate of Cheniere a non-allocable $10 million annual administrative fee under a services agreement, which will cover our general and administrative expenses, including compensation paid by Cheniere or its affiliates to persons who serve as our general partner’s executive officers or directors. Pursuant to items 1.03 and 1.10 of the SEC’s Interpretive Responses Regarding Particular Situations under Item 402 of Regulation S-K (updated January 24, 2007), we do not believe that disclosure is required under Item 402 of Regulation S-K with respect to the compensation that Cheniere pays its officers and directors.

Security Ownership of Certain Beneficial Owners and Management…, page 128

27.	Please identify the selling unitholder as an underwriter.

Response:

We have revised the document on page 127 in response to this comment by identifying the selling unitholder as an underwriter.

28.	Please provide the disclosure concerning selling unitholders required by Item 507 of Regulation S-K. We may have additional comments.

Response:

We have revised the document on page 127 in response to this comment by adding a footnote to disclose additional information regarding the selling unitholder.

Certain Relationships and Related Transactions, page 129

29.	Please file the settlement agreement that resulted in the “Crest Royalty” as an exhibit.

Response:

We have filed this document as an exhibit with the registration statement in response to this comment.

Limited Call Right, page 152

30.	Please include risk factor disclosure indicating that the general partner at its current ownership levels will have more than 80% of the total limited partner interest following conversion of its subordinated units.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

We have revised the document on page 39 in response to this comment by including in the existing limited call right risk factor a statement about the ownership levels following conversion of the subordinated units.

Index to Financial Statements, page F-1

31.	Please tell us why you have not provided consolidated financial statements for Cheniere Energy Partners, L.P.

Response:

We have not provided consolidated financial statements for Cheniere Energy Partners, L.P. (“Cheniere Energy Partners”) because that entity was formed on November 21, 2006, after the September 30, 2006 date of the financial statements included in the registration statement. Cheniere Energy Partners was formed to be a holding company of equity interests in other companies, and it has not conducted any operations since its formation.

In addition, we are not able to provide consolidated financial statements until after the effectiveness of the contribution at the closing of the offering, as described on page 6 of the document. Until such time, none of Sabine Pass LNG, L.P., Sabine Pass LNG-GP, Inc. and Sabine Pass LNG-LP, LLC (collectively, the “Combined Predecessor Entities”) will be wholly-owned subsidiaries of Cheniere Energy Partners and will remain wholly-owned subsidiaries of Cheniere LNG Holdings, LLC. Accordingly, we have provided only combined financial statements of the Combined Predecessor Entities.

Combined Balance Sheets, page F-3

32.	Please advise or separately present the subordinated, limited and general partnership interests in your balance sheets and statements of equity (deficit). See SAB Topic 4.F.

Response:

As stated in response to Comment 31, we are not able to provide consolidated financial statements until after closing the offering. We are not able to present subordinated, limited and general partner interests in our balance sheets and statements of equity (deficit) because the financial statements for the Combined Predecessor Entities are not for a partnership but instead are for a combination of a partnership, limited liability company and corporation. Accordingly, we have included an Owners’ Equity (Deficit) section in our Combined Balance Sheet and have provided Combined Statements of Owners’ Equity (Deficit).

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

33.	Please tell us whether or not the advances to affiliate are presented in accordance with SAB Topic 4.G. Alternatively, please present these receivables as a reduction of the general partners’ equity, as applicable.

Response:

We do not believe that SAB Topic 4.G is applicable to our advances to an affiliate. In accordance with the O&M Agreement, Sabine Pass LNG, L.P. remits advances monthly to an affiliate (which is not one of the Combined Predecessor Entities) to pay certain costs incurred by the affiliate on behalf of Sabine Pass LNG, L.P. In accordance with the O&M Agreement, the affiliate provides Sabine Pass LNG, L.P. services on a monthly basis, which reduces the advance reported on our financial statements. Because the nature of the advance is one that is established with the expectation that it would be periodically reduced, we do not believe that the guidance sited in SAB Topic 4.G is applicable to our affiliate advances.

Combined Statement of Operations, page F-4

34.	Please advise or disclose the aggregate amount of net income (loss) allocated to each partnership class on a per unit basis. See SAB Topic 4.F. Please also apply the two-class method to the extent the partnership agreement states the three partnership classes participate differently in undistributed earnings. See EITF 03-6.

Response:

As stated in response to Comment 31, we are not able to provide consolidated financial statements until after closing the offering. We are not able to disclose the aggregate amount of income (loss) allocated to each partnership class on a per unit basis because the financial statements for the Combined Predecessor Entities are not for a partnership but instead are for a combination of a partnership, limited liability company and corporation.

Notes to Combined Financial Statements, page F-7

35.	Please tell us if you are required to include (1) footnote disclosure about the nature and the amount of significant restrictions impacting the ability of Sabine Pass LNG, LP. to pay dividends or distributions and (2) condensed parent company financial information required by SAB Topic 6.K.2. In your response please include the results of the threshold computations described in the SAB to support your conclusion.

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Response:

We have revised the document on pages F-19 and F-20 to disclose certain significant restrictions impacting the ability of Sabine Pass LNG, L.P. to pay distributions to its holders. Until the closing of the offering, Sabine Pass LNG, L.P. will not be a wholly-owned subsidiary of Cheniere Energy Partners, as described in response to Comment 31. Accordingly, we believe that we are not required to provide condensed parent company (i.e., Cheniere Energy Partners) financial information. However, we have provided stand-alone Cheniere Energy Partners audited financial statements as of December 19, 2006.

36.	Please disclose any significant restrictions on your subsidiaries’ ability to pay you dividends or distributions and the amount of owners’ equity and net income either restricted or free from restrictions. See Rule 4-08(e) of Regulation S-X.

Response:

We have revised the document on pages F-19 and F-20 to disclose certain significant restrictions impacting the ability of Sabine Pass LNG, L.P. to pay distributions to its holders. While the indenture governing the Senior Notes does not provide specific restrictions related to owners’ equity and net income, there are restrictions, among others, on cash flow, as disclosed in the document on page F-19.

37.	Please advise or revise to include the information required to be disclosed by Item 302 of Regulation S-K.

Response:

Section (a)(5) of Item 302 of Regulation S-K provides that the paragraph applies to any registrant that has securities registered pursuant to section 12(b) or 12(g) of the Exchange Act. Because we do not have any such securities yet registered, we do not believe that the disclosures required by Item 302 of Regulation S-K are applicable to our registration statement.

Note 1 – Organization, page F-7

38.	We note the entity is listed as a subsidiary in Exhibit 21.1. Please disclose that this entity is also included in the combined predecessor entities or, alternatively, why it is excluded from the combined financial statements.

Response:

Cheniere Energy Investments, LLC is not included in the financial statements of the Combined Predecessor Entities as of September 30, 2006 because this entity was formed after such date (on November 21, 2006). Cheniere Energy

Cheniere Energy Partners, L.P.

Form S-1 (File No. 333-139572)

Registrant’s Responses to

SEC Comment Letter dated January 19, 2007

Investments, LLC will be included in the December 31, 2006 audited financial statements of the Combined Predecessor Entities.

Note 13 – Commitments and Contingencies, page F-16

39.	Please disclose whether the options to renew land leases for six 10-year extensions qualify as bargain renewal options and, if so, whether they were included in your consideration of lease classification. If not, please disclose that they were not considered in your consideration of lease classification. See paragraph 5(e) of SFAS No. 13.

Response:

We have determined that the six 10-year extensions of our land leases qualify as bargain renewal options as defined in SFAS No. 13. However, we believe that leases involving land have certain characteristics (i.e., indefinite useful lives) that distinguish them from other leases involving buildings or personal property that have definite useful lives. Accordingly, we do not believe that we are required to disclose our lease consideration of bargain renewal options related to the renewal options for our land leases because bargain renewal options on land (due to the indefinite useful life of land) would never result in capital lease classification. (However, we note that if the renewal options for our land leases constituted purchase options, we would be required to disclose our lease consideration regarding the nature of the purchase option and if they met the bargain purchase option criteria. The renewal options for our land leases do not contain a lease purchase option.)

Cheniere Energy Partners, L.P., page F-24

40.	Please tell us why the audited balance sheets for Cheniere Energy Partners, L.P., and Cheniere Energy Partners GP, LLC, are as of December 19, 2006 instead of the dates for the combined predecessor entities. Sec Rule 3-12(a) of Regulation S-X. If true, please disclose that there was no material difference between the audited amount and the amounts as of December 31, 2005 and September 30, 2006.

Response:

As described in response to Comment 31, Cheniere Energy Partners was formed on November 21, 2006 and has not conducted any operations since its formation. Cheniere Energy Partners GP, LLC was also formed on November 21, 2006 in order to become the general Partner of Cheniere Energy Partners and has not conducted any operations since its formation. Therefore, it would not be possible to provide balance sheets for these entities as of the dates of the financial statements for the Combined Predecessor Entities.